Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
January 31, 2026
FFH-NPRT3-0426
1.813015.121
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (c)(d)(g)	125,000	125,921
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (c)(d)(g)	150,000	151,701
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (c)(d)(g)	100,000	100,149
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (c)(d)(g)	150,000	150,797
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (c)(d)(g)	100,000	99,928
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.3722% 1/15/2033 (c)(d)(g)	250,000	250,041
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		878,537
TOTAL ASSET-BACKED SECURITIES (Cost $875,000)		878,537

Bank Loan Obligations - 5.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (b)(c)(d)	125,345	127,015
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	590,845	513,669
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (b)(c)(d)	4,938	4,934
UNITED STATES - 5.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 10/6/2032 (b)(c)(d)	340,000	340,000
Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 1/28/2032 (b)(c)(d)	189,525	189,584
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/23/2032 (b)(c)(d)	380,357	379,882
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (b)(c)(d)	571,324	460,202
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (b)(d)	296,812	297,554
		757,756
Hotels, Restaurants & Leisure - 0.4%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 1/29/2029 (b)(c)(d)	471,327	469,937
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (b)(c)(d)	326,829	310,487
		780,424
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5212% 6/6/2031 (b)(c)(d)	213,375	204,965
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6712% 6/6/2031 (b)(c)(d)	99,491	99,338
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 1/30/2031 (b)(c)(d)	131,384	131,243
		435,546
TOTAL CONSUMER DISCRETIONARY		2,543,192
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (b)(c)(d)	234,413	231,482
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (b)(c)(d)	321,490	320,686
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(d)	632,350	245,826
TOTAL ENERGY		566,512
Financials - 0.8%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (b)(c)(d)	64,675	64,432
Financial Services - 0.4%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 7/31/2031 (b)(c)(d)	297,006	289,724
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 7/31/2031 (b)(c)(d)	124,688	122,505
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (b)(c)(d)	378,100	378,467
		790,696
Insurance - 0.4%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 11/6/2030 (b)(c)(d)	4,950	4,931
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/19/2031 (b)(c)(d)	279,328	278,367
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7719% 8/19/2028 (b)(c)(d)	475,295	475,666
		758,964
TOTAL FINANCIALS		1,614,092
Health Care - 0.6%
Health Care Equipment & Supplies - 0.3%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 1/15/2031 (b)(c)(d)	661,675	665,810
Health Care Providers & Services - 0.1%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (b)(c)(d)(e)	139,784	107,634
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9219% 10/8/2030 (b)(c)(d)	348,350	339,244
TOTAL HEALTH CARE		1,112,688
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
CSC Serviceworks Inc Tranche NEW $ FLFO TL, term loan CME Term SOFR 3 month Index + 5.5%, 9.101% 9/30/2030 (b)(c)(d)(e)	97,619	98,595
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (b)(c)(d)	390,063	389,349
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (b)(c)(d)	25,000	25,000
TOTAL INDUSTRIALS		512,944
Information Technology - 1.2%
IT Services - 0.7%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (b)(c)(d)	301,215	281,886
X Corp 1LN, term loan 9.5% 10/26/2029 (b)	385,000	397,994
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(d)	606,084	604,696
		1,284,576
Software - 0.5%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 12/11/2028 (b)(c)(d)	292,716	288,967
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (b)(c)(d)	521,503	517,268
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (b)	134,562	145,552
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(d)	39,800	40,471
		992,258
TOTAL INFORMATION TECHNOLOGY		2,276,834
Materials - 0.8%
Chemicals - 0.7%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1719% 10/15/2032 (b)(c)(d)	200,000	198,500
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (b)(c)(d)	296,740	250,190
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6712% 3/15/2029 (b)(c)(d)	260,267	254,533
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(d)	396,500	391,544
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/30/2031 (b)(c)(d)	304,295	245,803
		1,340,570
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8469% 4/13/2029 (b)(c)(d)	135,000	134,247
TOTAL MATERIALS		1,474,817
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5206% 4/16/2031 (b)(c)(d)	24,873	24,886
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/29/2030 (b)(c)(d)	95,726	95,367
TOTAL UTILITIES		120,253
TOTAL UNITED STATES		10,792,814
TOTAL BANK LOAN OBLIGATIONS (Cost $11,784,727)		11,438,432

Common Stocks - 0.1%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (e)	2,330	35,435
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (e)(f)	20,400	266,628
Cano Health LLC warrants 6/28/2029 (e)(f)	627	2,238

TOTAL UNITED STATES		268,866
TOTAL COMMON STOCKS (Cost $443,213)		304,301

Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (d)	241,283	836,800
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 2.5% 6/15/2031 (g)	18,000	24,435
Wolfspeed Inc 2.5% 6/15/2031	16,000	21,720
TOTAL INFORMATION TECHNOLOGY		46,155
TOTAL UNITED STATES		882,955
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $293,138)		882,955

Non-Convertible Corporate Bonds - 87.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (g)	93,000	89,857
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (g)	385,000	384,969
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (g)	75,000	78,106
Mineral Resources Ltd 7% 4/1/2031 (g)	105,000	110,350
Mineral Resources Ltd 8% 11/1/2027 (g)	1,130,000	1,155,563

TOTAL AUSTRALIA		1,818,845
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
ERO Copper Corp 6.5% 2/15/2030 (g)	480,000	483,744
CANADA - 2.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
TELUS Corp 6.375% 6/9/2056 (d)	235,000	237,429
TELUS Corp 6.625% 10/15/2055 (d)	155,000	158,523
TELUS Corp 6.625% 6/9/2056 (d)	155,000	155,693
TELUS Corp 7% 10/15/2055 (d)	230,000	240,542
TOTAL COMMUNICATION SERVICES		792,187
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (g)	635,000	605,870
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (g)	1,010,000	1,035,419
TOTAL CONSUMER DISCRETIONARY		1,641,289
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)	72,000	76,111
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
Wrangler Holdco Corp 6.625% 4/1/2032 (g)	800,000	832,461
Information Technology - 0.2%
Software - 0.2%
Open Text Corp 3.875% 12/1/2029 (g)	390,000	361,990
Materials - 0.7%
Chemicals - 0.3%
Methanex Corp 5.25% 12/15/2029	95,000	95,548
NOVA Chemicals Corp 5.25% 6/1/2027 (g)	470,000	472,196
		567,744
Metals & Mining - 0.4%
Capstone Copper Corp 6.75% 3/31/2033 (g)	225,000	233,151
Champion Iron Canada Inc 7.875% 7/15/2032 (g)	95,000	101,622
Hudbay Minerals Inc 4.5% 4/1/2026 (g)	285,000	284,741
New Gold Inc 6.875% 4/1/2032 (g)	195,000	207,173
		826,687
TOTAL MATERIALS		1,394,431
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp 5.875% 2/1/2034	195,000	195,156
TransAlta Corp 6.5% 3/15/2040	200,000	200,864
TOTAL UTILITIES		396,020
TOTAL CANADA		5,494,489
COLOMBIA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (g)	445,000	414,139
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (g)	115,000	119,513

TOTAL COLOMBIA		533,652
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (g)	150,000	156,281
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (g)	190,000	194,876
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (g)	55,000	58,122

TOTAL DENMARK		252,998
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (g)	210,000	218,734
FRANCE - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 4/15/2032 (g)	266,768	260,555
Altice France SA 6.875% 7/15/2032 (g)	59,384	57,989
TOTAL COMMUNICATION SERVICES		318,544
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (g)	364,000	386,836
TOTAL FRANCE		705,380
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (g)(i)	260,000	260,685
ZF North America Capital Inc 6.875% 4/23/2032 (g)(i)	210,000	209,404

TOTAL GERMANY		470,089
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (g)	555,000	574,498
GUATEMALA - 0.3%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Millicom International Cellular SA 4.5% 4/27/2031 (g)	145,000	135,031
Millicom International Cellular SA 5.125% 1/15/2028 (g)	360,000	358,985

TOTAL GUATEMALA		494,016
IRELAND - 0.8%
Financials - 0.8%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	570,000	586,152
Financial Services - 0.5%
GGAM Finance Ltd 5.875% 3/15/2030 (g)	300,000	304,590
GGAM Finance Ltd 6.875% 4/15/2029 (g)	260,000	268,992
GGAM Finance Ltd 8% 2/15/2027 (g)	305,000	309,859
		883,441
TOTAL IRELAND		1,469,593
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	300,000	310,646
LUXEMBOURG - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (g)	90,000	94,484
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (g)	255,000	230,254
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Finance Ltd 8.375% 8/1/2030 (g)	340,000	356,179
TGS ASA 8.5% 1/15/2030 (g)	440,000	462,821

TOTAL NORWAY		819,000
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (g)	480,000	486,178
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (g)	360,000	374,412
TOTAL PANAMA		860,590
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (g)	140,000	144,449
UNITED KINGDOM - 1.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (g)	105,000	91,746
Media - 0.4%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (g)	600,000	591,840
TOTAL COMMUNICATION SERVICES		683,586
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (g)	300,000	305,698
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (g)	615,000	665,657
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (g)	300,000	292,310
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (g)	770,000	767,840
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (g)	280,000	288,758
TOTAL UTILITIES		1,056,598
TOTAL UNITED KINGDOM		3,003,849
UNITED STATES - 77.9%
Communication Services - 6.2%
Diversified Telecommunication Services - 2.2%
APLD ComputeCo LLC 9.25% 12/15/2030 (g)	1,090,000	1,132,231
Cablevision Lightpath LLC 3.875% 9/15/2027 (g)	290,000	288,698
Cablevision Lightpath LLC 5.625% 9/15/2028 (g)	260,000	259,926
Cipher Compute LLC 7.125% 11/15/2030 (g)	170,000	175,170
Flash Compute LLC 7.25% 12/31/2030 (g)	470,000	471,595
Level 3 Financing Inc 6.875% 6/30/2033 (g)	850,000	875,918
Level 3 Financing Inc 7% 3/31/2034 (g)	50,000	51,790
Uniti Services LLC 7.5% 10/15/2033 (g)(i)	190,000	196,166
WULF Compute LLC 7.75% 10/15/2030 (g)	755,000	787,480
		4,238,974
Entertainment - 0.2%
ROBLOX Corp 3.875% 5/1/2030 (g)	405,000	387,494
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (g)	75,000	76,961
Snap Inc 6.875% 3/15/2034 (g)	285,000	291,021
		367,982
Media - 3.7%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (g)	405,000	370,795
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (i)	655,000	587,789
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (g)	605,000	568,604
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (g)	965,000	959,687
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (g)(i)	670,000	670,274
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (g)(i)	585,000	590,650
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	640,000	651,352
Nexstar Media Inc 5.625% 7/15/2027 (g)	665,000	665,170
Sirius XM Radio LLC 4% 7/15/2028 (g)	390,000	380,960
Sirius XM Radio LLC 5.5% 7/1/2029 (g)	185,000	185,828
TEGNA Inc 5% 9/15/2029	275,000	273,086
Univision Communications Inc 8.5% 7/31/2031 (g)	415,000	432,786
Univision Communications Inc 9.375% 8/1/2032 (g)	190,000	204,564
Warnermedia Holdings Inc 4.279% 3/15/2032	155,000	136,400
Warnermedia Holdings Inc 5.05% 3/15/2042	675,000	474,188
		7,152,133
TOTAL COMMUNICATION SERVICES		12,146,583
Consumer Discretionary - 11.7%
Automobile Components - 0.6%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (g)	145,000	147,943
American Axle & Manufacturing Inc 7.75% 10/15/2033 (g)	275,000	282,900
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (g)	95,000	98,328
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (g)	185,000	193,534
Patrick Industries Inc 6.375% 11/1/2032 (g)	385,000	394,039
		1,116,744
Automobiles - 0.4%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (g)	30,000	27,905
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (g)	55,000	54,674
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (g)	295,000	294,182
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (g)	190,000	179,357
Thor Industries Inc 4% 10/15/2029 (g)	195,000	187,430
		743,548
Broadline Retail - 0.8%
Macy's Retail Holdings LLC 7.375% 8/1/2033 (g)	145,000	153,116
Match Group Holdings II LLC 3.625% 10/1/2031 (g)	190,000	172,057
Match Group Holdings II LLC 4.125% 8/1/2030 (g)(i)	265,000	249,778
Wayfair LLC 6.75% 11/15/2032 (g)	120,000	124,029
Wayfair LLC 7.25% 10/31/2029 (g)(i)	190,000	198,662
Wayfair LLC 7.75% 9/15/2030 (g)(i)	570,000	605,978
		1,503,620
Diversified Consumer Services - 1.0%
Service Corp International/US 4% 5/15/2031 (i)	515,000	490,085
Service Corp International/US 5.125% 6/1/2029	385,000	387,356
Service Corp International/US 5.75% 10/15/2032	285,000	289,521
Sotheby's 7.375% 10/15/2027 (g)	715,000	712,226
		1,879,188
Hotels, Restaurants & Leisure - 6.2%
Acushnet Co 5.625% 12/1/2033 (g)	125,000	126,175
Caesars Entertainment Inc 6.5% 2/15/2032 (g)	675,000	690,204
Carnival Corp 5.75% 3/15/2030 (g)	195,000	200,802
Carnival Corp 5.75% 8/1/2032 (g)	135,000	138,648
Carnival Corp 5.875% 6/15/2031 (g)	475,000	490,995
Carnival Corp 6.125% 2/15/2033 (g)	1,360,000	1,399,044
Carnival Corp 7% 8/15/2029 (g)	425,000	444,763
Churchill Downs Inc 5.75% 4/1/2030 (g)(i)	385,000	387,087
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (g)	105,000	101,548
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (g)	460,000	435,006
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (g)	1,105,000	1,022,951
Hilton Domestic Operating Co Inc 4% 5/1/2031 (g)	815,000	777,956
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (g)	160,000	160,771
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (g)	230,000	234,313
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (g)(i)	200,000	194,456
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (g)	420,000	429,316
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027 (i)	380,000	380,136
Life Time Inc 6% 11/15/2031 (g)	435,000	446,001
Royal Caribbean Cruises Ltd 6% 2/1/2033 (g)	470,000	484,481
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (g)	205,000	212,581
Viking Cruises Ltd 5.875% 10/15/2033 (g)	480,000	486,620
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (g)	525,000	518,951
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (g)	285,000	286,602
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (g)(i)	75,000	75,223
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (g)(i)	205,000	208,860
Yum! Brands Inc 3.625% 3/15/2031	1,660,000	1,569,245
		11,902,735
Household Durables - 1.6%
Century Communities Inc 3.875% 8/15/2029 (g)	105,000	99,926
Century Communities Inc 6.625% 9/15/2033 (g)	190,000	192,426
LGI Homes Inc 4% 7/15/2029 (g)	45,000	41,298
LGI Homes Inc 7% 11/15/2032 (g)	615,000	599,820
LGI Homes Inc 8.75% 12/15/2028 (g)	180,000	187,584
Somnigroup International Inc 3.875% 10/15/2031 (g)	575,000	536,560
TopBuild Corp 4.125% 2/15/2032 (g)	810,000	769,918
TopBuild Corp 5.625% 1/31/2034 (g)	190,000	191,712
Whirlpool Corp 6.125% 6/15/2030	105,000	105,274
Whirlpool Corp 6.5% 6/15/2033 (i)	495,000	488,462
		3,212,980
Specialty Retail - 1.0%
Asbury Automotive Group Inc 4.625% 11/15/2029 (g)	200,000	196,956
Asbury Automotive Group Inc 5% 2/15/2032 (g)	260,000	252,668
Bath & Body Works Inc 6.625% 10/1/2030 (g)(i)	330,000	337,954
Bath & Body Works Inc 6.875% 11/1/2035	390,000	394,427
Group 1 Automotive Inc 6.375% 1/15/2030 (g)(i)	565,000	579,984
LBM Acquisition LLC 9.5% 6/15/2031 (g)	170,000	179,030
		1,941,019
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co 3.5% 3/1/2031 (g)(i)	275,000	257,171
TOTAL CONSUMER DISCRETIONARY		22,557,005
Consumer Staples - 3.8%
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (g)	1,055,000	1,012,551
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (g)	290,000	286,081
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (g)(i)	170,000	170,301
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (g)	135,000	132,769
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (g)	115,000	117,427
Albertsons Cos Inc 5.625% 3/31/2032 (g)(k)	290,000	289,706
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (g)	400,000	419,106
Performance Food Group Inc 4.25% 8/1/2029 (g)	390,000	381,869
Performance Food Group Inc 6.125% 9/15/2032 (g)	560,000	575,153
US Foods Inc 4.625% 6/1/2030 (g)	180,000	177,306
US Foods Inc 5.75% 4/15/2033 (g)	750,000	762,968
US Foods Inc 7.25% 1/15/2032 (g)	210,000	220,335
		4,545,572
Food Products - 1.3%
Darling Ingredients Inc 5.25% 4/15/2027 (g)	190,000	190,064
Darling Ingredients Inc 6% 6/15/2030 (g)(i)	380,000	385,060
Fiesta Purchaser Inc 7.875% 3/1/2031 (g)	195,000	200,554
Fiesta Purchaser Inc 9.625% 9/15/2032 (g)	335,000	338,884
Lamb Weston Holdings Inc 4.375% 1/31/2032 (g)	630,000	600,211
Pilgrim's Pride Corp 3.5% 3/1/2032	485,000	448,248
Pilgrim's Pride Corp 4.25% 4/15/2031	200,000	194,960
Post Holdings Inc 6.375% 3/1/2033 (g)	205,000	206,572
		2,564,553
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (g)	365,000	375,055
TOTAL CONSUMER STAPLES		7,485,180
Energy - 10.7%
Energy Equipment & Services - 1.4%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (g)	470,000	487,201
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (g)	195,000	194,853
Kodiak Gas Services LLC 6.5% 10/1/2033 (g)	155,000	158,764
Kodiak Gas Services LLC 6.75% 10/1/2035 (g)	230,000	237,653
Kodiak Gas Services LLC 7.25% 2/15/2029 (g)	260,000	269,676
SESI LLC 7.875% 9/30/2030 (g)	195,000	196,623
Transocean International Ltd 7.875% 10/15/2032 (g)	35,000	36,919
Transocean International Ltd 8.25% 5/15/2029 (g)	400,000	407,548
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (g)	215,000	217,794
Valaris Ltd 8.375% 4/30/2030 (g)	145,000	151,512
WBI Operating LLC 6.25% 10/15/2030 (g)	250,000	251,875
WBI Operating LLC 6.5% 10/15/2033 (g)	250,000	252,363
		2,862,781
Oil, Gas & Consumable Fuels - 9.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (g)	250,000	252,727
California Resources Corp 8.25% 6/15/2029 (g)	280,000	294,498
CNX Midstream Partners LP 4.75% 4/15/2030 (g)	330,000	320,614
CNX Resources Corp 7.25% 3/1/2032 (g)(i)	385,000	402,796
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (g)	250,000	248,605
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (g)(i)	550,000	591,244
CVR Energy Inc 7.5% 2/15/2031 (g)(k)	585,000	583,769
CVR Energy Inc 8.5% 1/15/2029 (g)	320,000	333,519
DBR Land Holdings LLC 6.25% 12/1/2030 (g)	225,000	230,485
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (g)	150,000	154,248
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (g)	470,000	491,538
Energy Transfer LP 6.5% 2/15/2056 (d)(i)	265,000	265,013
Energy Transfer LP 6.75% 2/15/2056 (d)	100,000	100,713
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	110,000	111,394
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (g)	70,000	71,701
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (g)	130,000	137,028
Harvest Midstream I LP 7.5% 5/15/2032 (g)	555,000	579,700
Hess Midstream Operations LP 5.125% 6/15/2028 (g)	765,000	765,200
Hess Midstream Operations LP 5.5% 10/15/2030 (g)	475,000	480,010
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (g)(i)	295,000	284,891
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (g)	75,000	75,615
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (g)	95,000	98,632
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (g)	215,000	220,676
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (g)	275,000	290,484
Kinetik Holdings LP 5.875% 6/15/2030 (g)	270,000	273,223
Kinetik Holdings LP 6.625% 12/15/2028 (g)	445,000	458,225
Matador Resources Co 6.25% 4/15/2033 (g)(i)	330,000	332,589
Matador Resources Co 6.5% 4/15/2032 (g)	345,000	351,296
Murphy Oil USA Inc 3.75% 2/15/2031 (g)	525,000	493,129
Northern Oil & Gas Inc 7.875% 10/15/2033 (g)	365,000	368,511
Northern Oil & Gas Inc 8.75% 6/15/2031 (g)	280,000	289,447
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (g)	465,000	465,628
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (g)(i)	515,000	546,142
Permian Resources Operating LLC 5.875% 7/1/2029 (g)	200,000	200,750
Permian Resources Operating LLC 6.25% 2/1/2033 (g)	305,000	314,196
Permian Resources Operating LLC 7% 1/15/2032 (g)	630,000	659,138
Rockies Express Pipeline LLC 6.75% 3/15/2033 (g)	165,000	174,040
Rockies Express Pipeline LLC 7.5% 7/15/2038 (g)	220,000	240,821
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	180,000	175,756
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	880,000	866,159
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	55,000	55,057
Sunoco LP 5.625% 3/15/2031 (g)(i)	285,000	286,747
Sunoco LP 5.875% 3/15/2034 (g)	95,000	95,253
Sunoco LP 6.625% 8/15/2032 (g)	510,000	525,979
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (g)	305,000	309,507
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (g)	155,000	157,745
Venture Global Calcasieu Pass LLC 3.875% 11/1/2033 (g)	110,000	95,451
Venture Global LNG Inc 7% 1/15/2030 (g)(i)	440,000	442,726
Venture Global LNG Inc 8.125% 6/1/2028 (g)	205,000	209,858
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (g)	200,000	205,860
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (g)	375,000	389,174
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (g)	340,000	352,114
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (g)	375,000	393,097
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (g)	445,000	487,885
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (g)	435,000	485,070
		18,085,673
TOTAL ENERGY		20,948,454
Financials - 7.5%
Capital Markets - 1.2%
Hightower Holding LLC 6.75% 4/15/2029 (g)	605,000	604,168
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (g)	210,000	206,746
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (g)	535,000	544,902
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (g)	270,000	280,838
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (g)	120,000	116,349
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (g)	95,000	94,139
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (g)(i)	405,000	424,275
		2,271,417
Consumer Finance - 1.2%
Navient Corp 6.75% 6/15/2026	485,000	487,223
OneMain Finance Corp 3.5% 1/15/2027	605,000	597,457
OneMain Finance Corp 6.125% 5/15/2030	135,000	137,618
OneMain Finance Corp 6.75% 3/15/2032	290,000	296,393
OneMain Finance Corp 6.75% 9/15/2033	230,000	232,549
OneMain Finance Corp 7.125% 9/15/2032	55,000	56,958
OneMain Finance Corp 7.5% 5/15/2031	455,000	476,996
PRA Group Inc 5% 10/1/2029 (g)	125,000	114,516
		2,399,710
Financial Services - 3.2%
Block Inc 2.75% 6/1/2026	195,000	193,843
Block Inc 3.5% 6/1/2031	225,000	210,413
Block Inc 5.625% 8/15/2030 (g)	180,000	183,212
Block Inc 6% 8/15/2033 (g)	140,000	143,008
Block Inc 6.5% 5/15/2032	625,000	649,346
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (g)	195,000	197,923
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (g)	190,000	191,562
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (g)	420,000	422,100
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	200,000	197,857
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029	375,000	377,285
NFE Financing LLC 12% (g)(j)	139,688	49,398
PennyMac Financial Services Inc 6.75% 2/15/2034 (g)	380,000	383,472
PennyMac Financial Services Inc 6.875% 5/15/2032 (g)	185,000	189,062
Rocket Cos Inc 6.125% 8/1/2030 (g)	570,000	583,571
Rocket Cos Inc 6.375% 8/1/2033 (g)	665,000	689,912
Rocket Cos Inc 6.5% 8/1/2029 (g)	305,000	313,729
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (g)	240,000	244,846
UWM Holdings LLC 6.25% 3/15/2031 (g)	190,000	188,800
UWM Holdings LLC 6.625% 2/1/2030 (g)	395,000	398,410
Walker & Dunlop Inc 6.625% 4/1/2033 (g)	185,000	189,640
WEX Inc 6.5% 3/15/2033 (g)	280,000	285,785
		6,283,174
Insurance - 1.6%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (g)	95,000	97,394
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (g)	390,000	385,184
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (g)	570,000	578,647
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (g)	390,000	407,474
Athene Holding Ltd 6.875% 6/28/2055 (d)	575,000	576,026
Panther Escrow Issuer LLC 7.125% 6/1/2031 (g)	340,000	350,175
Ryan Specialty LLC 4.375% 2/1/2030 (g)(i)	300,000	292,268
Ryan Specialty LLC 5.875% 8/1/2032 (g)	375,000	381,230
		3,068,398
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (g)	230,000	231,207
Starwood Property Trust Inc 6.5% 7/1/2030 (g)	370,000	385,305
		616,512
TOTAL FINANCIALS		14,639,211
Health Care - 6.7%
Health Care Equipment & Supplies - 1.4%
Avantor Funding Inc 3.875% 11/1/2029 (g)	200,000	192,048
Avantor Funding Inc 4.625% 7/15/2028 (g)	640,000	635,075
Hologic Inc 3.25% 2/15/2029 (g)	415,000	413,484
Insulet Corp 6.5% 4/1/2033 (g)	185,000	192,529
Medline Borrower LP 3.875% 4/1/2029 (g)	340,000	332,425
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (g)	615,000	634,748
Teleflex Inc 4.25% 6/1/2028 (g)	390,000	384,586
		2,784,895
Health Care Providers & Services - 3.7%
Acadia Healthcare Co Inc 5% 4/15/2029 (g)(i)	315,000	302,419
Acadia Healthcare Co Inc 7.375% 3/15/2033 (g)(i)	255,000	251,888
CVS Health Corp 6.75% 12/10/2054 (d)	225,000	233,907
CVS Health Corp 7% 3/10/2055 (d)	660,000	690,787
DaVita Inc 4.625% 6/1/2030 (g)	365,000	351,209
DaVita Inc 6.75% 7/15/2033 (g)	470,000	482,402
DaVita Inc 6.875% 9/1/2032 (g)	185,000	190,558
HealthEquity Inc 4.5% 10/1/2029 (g)	395,000	385,029
Molina Healthcare Inc 3.875% 5/15/2032 (g)	510,000	458,924
Molina Healthcare Inc 6.25% 1/15/2033 (g)	625,000	629,410
Molina Healthcare Inc 6.5% 2/15/2031 (g)	380,000	389,442
Tenet Healthcare Corp 4.625% 6/15/2028	1,755,000	1,750,101
Tenet Healthcare Corp 5.5% 11/15/2032 (g)	385,000	388,963
Tenet Healthcare Corp 6.125% 6/15/2030	465,000	474,525
US Acute Care Solutions LLC 9.75% 5/15/2029 (g)	190,000	190,832
		7,170,396
Health Care Technology - 0.6%
IQVIA Inc 5% 5/15/2027 (g)	480,000	480,162
IQVIA Inc 6.25% 6/1/2032 (g)	755,000	784,407
		1,264,569
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc 3.75% 3/15/2029 (g)	510,000	491,929
Pharmaceuticals - 0.7%
1261229 BC Ltd 10% 4/15/2032 (g)	580,000	595,230
Jazz Securities DAC 4.375% 1/15/2029 (g)	315,000	309,934
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (g)	240,000	235,397
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (g)(i)	200,000	181,630
		1,322,191
TOTAL HEALTH CARE		13,033,980
Industrials - 11.6%
Aerospace & Defense - 2.6%
Axon Enterprise Inc 6.125% 3/15/2030 (g)	240,000	246,708
Axon Enterprise Inc 6.25% 3/15/2033 (g)	220,000	227,953
BWX Technologies Inc 4.125% 6/30/2028 (g)	795,000	783,198
Carpenter Technology Corp 5.625% 3/1/2034 (g)	265,000	268,914
Moog Inc 4.25% 12/15/2027 (g)	585,000	581,933
TransDigm Inc 6% 1/15/2033 (g)	375,000	382,085
TransDigm Inc 6.25% 1/31/2034 (g)	65,000	67,175
TransDigm Inc 6.375% 3/1/2029 (g)	255,000	262,013
TransDigm Inc 6.375% 5/31/2033 (g)	650,000	661,708
TransDigm Inc 6.75% 1/31/2034 (g)	325,000	336,380
TransDigm Inc 6.75% 8/15/2028 (g)	1,020,000	1,037,850
		4,855,917
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (g)	410,000	428,454
Building Products - 1.8%
Advanced Drainage Systems Inc 5% 9/30/2027 (g)(i)	765,000	764,011
Builders FirstSource Inc 4.25% 2/1/2032 (g)	875,000	833,992
Builders FirstSource Inc 6.75% 5/15/2035 (g)	190,000	199,620
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (g)	470,000	486,486
JH North America Holdings Inc 6.125% 7/31/2032 (g)	190,000	193,593
Masterbrand Inc 7% 7/15/2032 (g)	185,000	191,850
Standard Building Solutions Inc 5.875% 3/15/2034 (g)	95,000	94,907
Standard Building Solutions Inc 6.25% 8/1/2033 (g)	190,000	194,210
Standard Building Solutions Inc 6.5% 8/15/2032 (g)	195,000	201,072
Standard Industries Inc/NY 4.375% 7/15/2030 (g)(i)	300,000	289,413
		3,449,154
Commercial Services & Supplies - 2.6%
ADT Security Corp/The 4.125% 8/1/2029 (g)	100,000	97,428
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (g)	275,000	285,589
Artera Services LLC 8.5% 2/15/2031 (g)	1,015,000	825,040
Brand Industrial Services Inc 10.375% 8/1/2030 (g)(i)	235,000	225,304
Clean Harbors Inc 5.125% 7/15/2029 (g)	135,000	135,137
Clean Harbors Inc 5.75% 10/15/2033 (g)	190,000	194,114
Clean Harbors Inc 6.375% 2/1/2031 (g)	330,000	337,899
CoreCivic Inc 8.25% 4/15/2029	270,000	282,800
GEO Group Inc/The 10.25% 4/15/2031	170,000	185,489
GEO Group Inc/The 8.625% 4/15/2029	270,000	282,348
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (g)	155,000	155,357
GFL Environmental Inc 6.75% 1/15/2031 (g)	155,000	162,150
Neptune Bidco US Inc 10.375% 5/15/2031 (g)	135,000	142,734
Neptune Bidco US Inc 9.29% 4/15/2029 (g)	550,000	563,750
Neptune Bidco US Inc 9.5% 2/15/2033 (g)	390,000	397,124
OT Midco Inc 10% 2/15/2030 (g)	85,000	39,636
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (g)	195,000	191,009
Waste Pro USA Inc 7% 2/1/2033 (g)	55,000	56,505
Williams Scotsman Inc 6.625% 4/15/2030 (g)	365,000	378,181
		4,937,594
Construction & Engineering - 0.4%
AECOM 6% 8/1/2033 (g)	570,000	583,906
Dycom Industries Inc 4.5% 4/15/2029 (g)	195,000	191,951
		775,857
Electrical Equipment - 0.3%
Vertiv Group Corp 4.125% 11/15/2028 (g)	295,000	290,503
WESCO Distribution Inc 6.375% 3/15/2033 (g)	290,000	301,968
		592,471
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (g)	305,000	313,988
XPO Inc 6.25% 6/1/2028 (g)	325,000	330,631
XPO Inc 7.125% 2/1/2032 (g)	180,000	189,225
		833,844
Machinery - 0.5%
Allison Transmission Inc 3.75% 1/30/2031 (g)	415,000	391,193
Allison Transmission Inc 5.875% 12/1/2033 (g)	190,000	192,689
Enpro Inc 6.125% 6/1/2033 (g)	285,000	293,057
Esab Corp 6.25% 4/15/2029 (g)	130,000	133,578
		1,010,517
Passenger Airlines - 0.4%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (g)	110,000	111,988
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (g)(i)	145,000	151,307
United Airlines Holdings Inc 5.375% 3/1/2031	490,000	494,995
		758,290
Professional Services - 0.9%
Amentum Holdings Inc 7.25% 8/1/2032 (g)	280,000	295,070
CACI International Inc 6.375% 6/15/2033 (g)	370,000	383,889
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (g)	110,000	103,848
Science Applications International Corp 5.875% 11/1/2033 (g)	385,000	388,029
TriNet Group Inc 3.5% 3/1/2029 (g)	710,000	671,012
		1,841,848
Trading Companies & Distributors - 1.5%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (g)(i)	300,000	304,163
FTAI Aviation Investors LLC 7% 6/15/2032 (g)(i)	315,000	331,518
FTAI Aviation Investors LLC 7.875% 12/1/2030 (g)	215,000	227,966
Herc Holdings Inc 5.75% 3/15/2031 (g)	130,000	130,923
Herc Holdings Inc 6% 3/15/2034 (g)	120,000	120,608
Herc Holdings Inc 7% 6/15/2030 (g)	285,000	299,126
Herc Holdings Inc 7.25% 6/15/2033 (g)(i)	270,000	285,744
QXO Building Products Inc 6.75% 4/30/2032 (g)	185,000	190,638
United Rentals North America Inc 3.75% 1/15/2032	350,000	327,064
United Rentals North America Inc 5.375% 11/15/2033 (g)	170,000	169,900
United Rentals North America Inc 6.125% 3/15/2034 (g)(i)	515,000	535,108
		2,922,758
TOTAL INDUSTRIALS		22,406,704
Information Technology - 5.5%
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp 5% 12/15/2029 (g)	785,000	781,754
Insight Enterprises Inc 6.625% 5/15/2032 (g)	185,000	189,383
Lightning Power LLC 7.25% 8/15/2032 (g)	365,000	388,504
Sensata Technologies Inc 3.75% 2/15/2031 (g)(i)	465,000	435,756
TTM Technologies Inc 4% 3/1/2029 (g)	395,000	383,694
		2,179,091
IT Services - 1.3%
ASGN Inc 4.625% 5/15/2028 (g)	390,000	384,093
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (g)(i)	660,000	657,162
CoreWeave Inc 9% 2/1/2031 (g)	295,000	286,816
CoreWeave Inc 9.25% 6/1/2030 (g)	495,000	487,278
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (g)	705,000	669,917
		2,485,266
Semiconductors & Semiconductor Equipment - 0.8%
Entegris Inc 3.625% 5/1/2029 (g)(i)	405,000	390,267
Entegris Inc 4.375% 4/15/2028 (g)	290,000	287,827
Entegris Inc 5.95% 6/15/2030 (g)	365,000	372,443
ON Semiconductor Corp 3.875% 9/1/2028 (g)(i)	295,000	289,038
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (d)	19,740	15,989
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(g)	98,811	106,839
		1,462,403
Software - 1.7%
Crowdstrike Holdings Inc 3% 2/15/2029 (i)	405,000	387,518
Elastic NV 4.125% 7/15/2029 (g)	700,000	672,472
Ellucian Holdings Inc 6.5% 12/1/2029 (g)	100,000	98,405
Fair Isaac Corp 4% 6/15/2028 (g)	450,000	442,545
Fair Isaac Corp 6% 5/15/2033 (g)	515,000	524,752
Gen Digital Inc 6.25% 4/1/2033 (g)	260,000	261,253
Oracle Corp 3.6% 4/1/2040	130,000	96,017
Oracle Corp 3.8% 11/15/2037 (i)	485,000	390,510
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	370,000	408,081
		3,281,553
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (g)	165,000	169,979
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (g)	1,060,000	1,119,652
		1,289,631
TOTAL INFORMATION TECHNOLOGY		10,697,944
Materials - 6.8%
Chemicals - 2.5%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(g)	279,565	229,243
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (g)	380,000	379,746
Axalta Coating Systems LLC 3.375% 2/15/2029 (g)(i)	200,000	192,498
Celanese US Holdings LLC 6.5% 4/15/2030	260,000	264,527
Celanese US Holdings LLC 6.75% 4/15/2033 (i)	310,000	314,013
Celanese US Holdings LLC 7% 2/15/2031	465,000	475,655
Celanese US Holdings LLC 7.375% 2/15/2034 (i)	230,000	234,044
Chemours Co/The 4.625% 11/15/2029 (g)	335,000	312,385
Chemours Co/The 5.75% 11/15/2028 (g)	470,000	466,106
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (g)	185,000	183,241
LSB Industries Inc 6.25% 10/15/2028 (g)	210,000	210,226
Methanex US Operations Inc 6.25% 3/15/2032 (g)(i)	300,000	309,365
Olin Corp 6.625% 4/1/2033 (g)	235,000	230,280
Scih Salt Hldgs Inc 4.875% 5/1/2028 (g)	200,000	199,515
Scih Salt Hldgs Inc 6.625% 5/1/2029 (g)	95,000	94,953
WR Grace Holdings LLC 4.875% 6/15/2027 (g)	205,000	205,000
WR Grace Holdings LLC 5.625% 8/15/2029 (g)	150,000	143,352
WR Grace Holdings LLC 6.625% 8/15/2032 (g)	345,000	343,094
WR Grace Holdings LLC 7% 8/1/2033 (g)	130,000	130,163
		4,917,406
Construction Materials - 0.6%
Quikrete Holdings Inc 6.375% 3/1/2032 (g)	465,000	482,248
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (g)	365,000	389,125
VM Consolidated Inc 5.5% 4/15/2029 (g)(i)	345,000	339,235
		1,210,608
Containers & Packaging - 2.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (g)	410,000	394,363
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (g)	320,000	303,969
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (g)	200,000	205,534
Ball Corp 3.125% 9/15/2031 (i)	640,000	588,176
Ball Corp 5.5% 9/15/2033 (i)	285,000	289,674
Ball Corp 6% 6/15/2029	360,000	370,662
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (g)(i)	320,000	322,497
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (g)	455,000	460,915
Crown Americas LLC 5.875% 6/1/2033 (g)	670,000	685,292
Graphic Packaging International LLC 3.75% 2/1/2030 (g)(i)	185,000	174,719
Graphic Packaging International LLC 6.375% 7/15/2032 (g)(i)	400,000	404,481
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (g)	235,000	244,700
		4,444,982
Metals & Mining - 1.4%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (g)	80,000	84,626
Alumina Pty Ltd 6.375% 9/15/2032 (g)	580,000	602,945
Cleveland-Cliffs Inc 7% 3/15/2032 (g)(i)	350,000	359,183
Cleveland-Cliffs Inc 7.5% 9/15/2031 (g)	385,000	406,281
Cleveland-Cliffs Inc 7.625% 1/15/2034 (g)(i)	190,000	198,992
Commercial Metals Co 4.375% 3/15/2032	515,000	492,150
Commercial Metals Co 5.75% 11/15/2033 (g)	190,000	193,172
Commercial Metals Co 6% 12/15/2035 (g)	60,000	61,303
Kaiser Aluminum Corp 5.875% 3/1/2034 (g)	75,000	75,557
Novelis Corp 3.875% 8/15/2031 (g)	210,000	192,164
		2,666,373
TOTAL MATERIALS		13,239,369
Real Estate - 1.8%
Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (g)	440,000	430,434
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (g)	150,000	154,540
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (g)	260,000	268,879
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (g)	205,000	212,501
		1,066,354
Real Estate Management & Development - 0.4%
Howard Hughes Corp/The 4.375% 2/1/2031 (g)	540,000	511,407
Taylor Morrison Communities Inc 5.75% 1/15/2028 (g)	95,000	96,815
Taylor Morrison Communities Inc 5.75% 11/15/2032 (g)	150,000	153,963
		762,185
Specialized REITs - 0.9%
Iron Mountain Inc 4.875% 9/15/2029 (g)(i)	485,000	478,837
Millrose Properties Inc 6.375% 8/1/2030 (g)	475,000	484,825
SBA Communications Corp 3.125% 2/1/2029	40,000	38,205
SBA Communications Corp 3.875% 2/15/2027	750,000	744,441
		1,746,308
TOTAL REAL ESTATE		3,574,847
Utilities - 5.6%
Electric Utilities - 4.6%
American Electric Power Co Inc 5.8% 3/15/2056 (d)	200,000	200,040
American Electric Power Co Inc 6.05% 3/15/2056 (d)	200,000	198,608
Clearway Energy Operating LLC 3.75% 2/15/2031 (g)	505,000	472,960
Clearway Energy Operating LLC 4.75% 3/15/2028 (g)	195,000	194,862
Clearway Energy Operating LLC 5.75% 1/15/2034 (g)	275,000	276,003
Edison International 7.875% 6/15/2054 (d)	251,000	261,428
Edison International 8.125% 6/15/2053 (d)	75,000	77,616
Hawaiian Electric Co Inc 6% 10/1/2033 (g)	140,000	142,129
NRG Energy Inc 5.25% 6/15/2029 (g)	725,000	727,160
NRG Energy Inc 5.75% 1/15/2034 (g)	480,000	483,201
NRG Energy Inc 6% 1/15/2036 (g)	675,000	682,054
NRG Energy Inc 6% 2/1/2033 (g)	200,000	203,838
NRG Energy Inc 6.25% 11/1/2034 (g)	795,000	816,141
PG&E Corp 5% 7/1/2028 (i)	195,000	194,586
PG&E Corp 7.375% 3/15/2055 (d)	743,000	766,813
Sierra Pacific Power Co 6.2% 12/15/2055 (d)(i)	480,000	477,629
Vistra Operations Co LLC 5% 7/31/2027 (g)	1,515,000	1,516,269
Vistra Operations Co LLC 7.75% 10/15/2031 (g)	625,000	661,325
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (g)	185,000	190,899
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (g)(i)	220,000	224,256
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (g)(i)	160,000	168,067
		8,935,884
Independent Power and Renewable Electricity Producers - 0.8%
Alpha Generation LLC 6.25% 1/15/2034 (g)	250,000	251,622
Alpha Generation LLC 6.75% 10/15/2032 (g)	370,000	383,617
Sunnova Energy Corp 5.875% (e)(g)(j)	280,000	700
Talen Energy Supply LLC 6.25% 2/1/2034 (g)	425,000	430,721
Talen Energy Supply LLC 6.5% 2/1/2036 (g)	445,000	456,233
		1,522,893
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (d)	475,000	485,948
TOTAL UTILITIES		10,944,725
TOTAL UNITED STATES		151,674,002
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (g)	200,000	210,099
First Quantum Minerals Ltd 8% 3/1/2033 (g)	440,000	472,147

TOTAL ZAMBIA		682,246
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $168,097,854)		170,491,839

Preferred Securities - 4.2%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 6.875% (d)(g)(h)	290,000	295,557
BNP Paribas SA 7.45% (d)(g)(h)	285,000	302,690

TOTAL FRANCE		598,247
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (d)(h)	475,000	516,775
HSBC Holdings PLC 7.05% (d)(h)	375,000	394,016

TOTAL UNITED KINGDOM		910,791
UNITED STATES - 3.5%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP Series G, 7.125% (d)(h)	560,000	586,791
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (c)(d)(h)	475,000	482,578
Sunoco LP 7.875% (d)(g)(h)	610,000	646,366
TOTAL ENERGY		1,715,735
Financials - 2.6%
Banks - 1.6%
Bank of America Corp 6.25% (d)(h)	665,000	677,563
BW Real Estate Inc 9.5% (d)(g)(h)	185,000	195,893
Citigroup Inc 6.625% (d)(h)	385,000	395,767
Citigroup Inc 6.75% (d)(h)	395,000	408,455
Citigroup Inc 6.875% (d)(h)	380,000	393,729
Citigroup Inc 7.125% (d)(h)	355,000	372,778
JPMorgan Chase & Co 6.5% (d)(h)	390,000	407,986
Wells Fargo & Co 7.625% (d)(h)(i)	320,000	344,067
		3,196,238
Capital Markets - 0.4%
Charles Schwab Corp/The 4% (d)(h)	215,000	203,181
Goldman Sachs Group Inc/The 6.85% (d)(h)	465,000	499,755
		702,936
Consumer Finance - 0.6%
Ally Financial Inc 4.7% (d)(h)(i)	1,035,000	1,038,748
Ally Financial Inc 4.7% (d)(h)	100,000	96,822
		1,135,570
TOTAL FINANCIALS		5,034,744
TOTAL UNITED STATES		6,750,479
TOTAL PREFERRED SECURITIES (Cost $7,758,282)		8,259,517

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.70	1,027,505	1,027,711
Fidelity Securities Lending Cash Central Fund (l)(m)	3.70	11,457,243	11,458,389
TOTAL MONEY MARKET FUNDS (Cost $12,486,100)			12,486,100

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $201,738,314)	204,741,681
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(9,843,041)
NET ASSETS - 100.0%	194,898,640

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security.
(f)	Non-income producing.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,149,722 or 74.5% of net assets.

(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security is on loan at period end.
(j)	Non-income producing - Security is in default.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,066,122	39,920,319	42,958,720	110,070	(10)	-	1,027,711	1,027,505	0.0%
Fidelity Securities Lending Cash Central Fund	23,662,378	74,745,764	86,949,732	23,695	(21)	-	11,458,389	11,457,243	0.0%
Total	27,728,500	114,666,083	129,908,452	133,765	(31)	-	12,486,100

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.